Fixed assets	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Fixed assets
5. Fixed assets
(a) Advances for vessels under construction - related party
An analysis of advances for vessels under construction - related party is as follows:
Advances for vessels under construction - related party
Balance as at January 1, 2014	$—
Additions	66,641
Balance as at December 31, 2014	$66,641
Additions	—
Transfer to vessels	(48,469)
Balance as at December 31, 2015	$18,172

On July 24, 2014, the Partnership entered into a Master Agreement with CMTC to acquire five vessel owning companies that owned five under construction vessels (the “new buildings”) with attached time charters subject to the amendment of the partnership agreement to reset the target distributions to holders of the IDRs (Note 12). As the reset of the IDRs was a pre-condition for the acquisition of the vessels, the amount of $ 36,417, representing the difference between the fair value of $347,917 of the respective new buildings at the time of the approval of this transaction in August 2014 at the Partnership's annual general meeting and the contractual cash consideration of $ 311,500, is considered to be the deemed equity contribution and thus the fair value of the reset of the IDRs. The fair value of the IDRs reset has been accounted for in Partner's capital and is presented as “Excess between the fair value of the contracted vessels and the contractual cash consideration” in the consolidated statements of changes in partners' capital and in “Advances for vessels under construction - related party” in the Partnership's consolidated balance sheets as of December 31, 2014. The fair value of the new buildings amounting to $ 347,917 was based on the average of three valuations obtained from three independent shipbrokers.
Two of these five vessels are 50,000 dwt product carriers and the remaining three are 9,100 TEU post-panamax container carriers. Following the successful follow-on offering in September 2014 (Note 12), the Partnership made on September 10, 2014, an advance payment to CMTC of $30,224 in connection with the above acquisitions, and is presented as “Advances for vessels under construction - related party” in the Partnership's consolidated balance sheets. According to the Master Agreement the Partnership has also the right of first refusal to acquire six additional new building product tanker vessels with expected delivery dates in 2016. In September 2015, CMTC extended the right of first refusal to another two newbuilding product tanker vessels, with expected delivery dates in 2017.

During 2015 the Partnership acquired from CMTC the shares of the four out of the five vessels owning companies. As a result as at December 31, 2015, the amount of $18,172 consisted of advances totaling $7,921 that the Partnership paid to CMTC for the acquisition of the remaining vessel owning company and the fair value from the reset of the IDRs of $10,251 which was applicable to this vessel, and is presented as “Advances for vessels under construction-related party” in the Partnership's consolidated balance sheets as of December 31, 2015. This vessel is expected to be delivered in February 2016.
 (b) Vessels, net
An analysis of vessels is as follows:
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2014	$1,396,552	$(219,733)	$1,176,819
Acquisition and improvements	183	—	183
Depreciation for the period	—	(56,932	) (56,932)
Balance as at December 31, 2014	$1,396,735	$(276,665)	$1,120,070
Acquisitions and improvements	208,523	—	208,523
Transfer from Advances for vessels under construction - related party	48,469	—	48,469
Depreciation for the period	—	(61,577	) (61,577)
Balance as at December 31, 2015	$1,653,727	$(338,242)	$1,315,485

All of the Partnership's vessels as of December 31, 2015 have been provided as collateral to secure the Partnership's credit facilities.
On March 31, June 10, June 30 and September 18, 2015, the Partnership acquired the shares of the vessel owning companies of the M/T Active, the M/V Akadimos (renamed to “CMA CGM Amazon”), the M/T Amadeus and M/V Adonis (renamed to “CMA CGM Uruguay”) for a total consideration of $230,000 which was funded by loan drawdowns of $115,000 from the Partnership's 2013 credit facility and the remaining balance of $115,000 through the Partnership's available cash. The Partnership accounted for the acquisition of the vessel owning companies of the M/T Active, the M/V Akadimos, M/T Amadeus and M/V Adonis as acquisition of assets based on the absence of processes attached to the inputs. Other than the new buildings and the attached time charters, no other inputs and no processes were acquired. The Partnership considered  whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates approximated market rates on the transaction completion dates and therefore, the total consideration was allocated in total to vessel cost. Thus these vessels were recorded in the Partnership's financial statements at their cost of $256,166. As of December 31, 2014 the Partnership had paid advances of $22,303 to CMTC for the acquisition of the shares of these vessel owning companies. The difference of $26,166 between the vessels' cost of $256,166 and the total consideration of $230,000 was part of the excess of $36,417 that the Partnership had recorded in its financial statements in August 2014 upon the approval of the Master Agreement and the IDRs reset at the Partnership's annual meeting.
During 2015, M/T Agisilaos, M/T Avax, M/T Akeraios, M/T Apostolos, M/V Archimidis and M/V Agamemnon underwent improvements during their scheduled special survey respectively. The costs of these improvements for these vessels amounted to $826 and were capitalized as part of the vessels' cost.
During 2014, M/T Ayrton II and M/T Amore Mio II underwent improvements during their scheduled special survey, respectively. The costs of these improvements for both vessels amounted to $183 and were capitalized as part of the vessels' cost.